Canada Life Insurance Company of America
                 Canada Life of America Variable Life Account 1
                            Annual Report Form N-30D
                         File Nos. 811-09667, 333-90449
                                     Advisor

The information required to be contained in this report for the period ending December 31, 2003 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:

The Alger American Fund:

Growth Portfolio
File No. 811-05550
Form N-CSR
Filed via EDGAR and accepted on March 3, 2004
Accession No. 0000930413-04-000802

Leveraged AllCap Portfolio
File No. 811-05550
Form N-CSR
Filed via EDGAR and accepted on March 3, 2004
Accession No. 0000930413-04-000802

MidCap Growth Portfolio
File No. 811-05550
Form N-CSR
Filed via EDGAR and accepted on March 3, 2004
Accession No. 0000930413-04-000802

Small Capitalization Portfolio
File No. 811-05550
Form N-CSR
Filed via EDGAR and accepted on March 3, 2004
Accession No. 0000930413-04-000802

Dreyfus Variable Investment Fund:

Appreciation Portfolio
File No. 811-05125
Form N-CSR
Filed via EDGAR and accepted on February 24, 2004
Accession No. 0000813383-04-000007

Growth and Income Portfolio
File No. 811-05125
Form N-CSR
Filed via EDGAR and accepted on February 24, 2004
Accession No. 0000813383-04-000007

The Dreyfus Socially Responsible Growth Fund, Inc.:

Dreyfus Socially Responsible Growth Fund, Inc.
File No. 811-07044
Form N-CSR
Filed via EDGAR and accepted on March 1, 2004
Accession No. 0000890064-04-000002

Fidelity Variable Insurance Products Fund:

Asset ManagerSM Portfolio
File No. 811-03329
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000356494-04-000004

ContraFund(R) Portfolio
File No. 811-03329
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000356494-04-000004

Growth Portfolio
File No. 811-03329
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000356494-04-000004

Growth Opportunities Portfolio
File No. 811-03329
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000356494-04-000004

High Income Portfolio
File No. 811-03329
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000356494-04-000004

Index 500 Portfolio
File No. 811-03329
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000356494-04-000004

Investment Grade Bond Portfolio
File No. 811-03329
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000356494-04-000004

Money Market Portfolio
File No. 811-03329
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000356494-04-000004

Overseas Portfolio
File No. 811-03329
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000356494-04-000004

Gartmore Variable Insurance Trust:

Gartmore GVIT Developing Markets Fund
File No. 811-03213
Form N-CSR
Filed via EDGAR and accepted on March 11, 2004
Accession No. 0000936329-04-000083

Goldman Sachs Variable Insurance Trust:

Capital Growth Fund
File No. 811-08361
Form N-CSR
Filed via EDGAR and accepted on March 8, 2004
Accession No. 0000950123-04-002976

CoreSM U.S. Equity Fund
File No. 811-08361
Form N-CSR
Filed via EDGAR and accepted on March 8, 2004
Accession No. 0000950123-04-002976

Growth & Income Fund
File No. 811-08361
Form N-CSR
Filed via EDGAR and accepted on March 8, 2004
Accession No. 0000950123-04-002976

Janus Aspen Series:

Flexible Income Portfolio
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000906185-04-000004

International Growth Portfolio
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000906185-04-000004

ProFunds:

ProFund VP Basic Materials Fund
File No. 811-08239
Form N-CSR
File via EDGAR and accepted on March 8, 2004
Accession No. 0001193125-04-036324

ProFund VP Bear Fund
File No. 811-08239
Form N-CSR
File via EDGAR and accepted on March 8, 2004
Accession No. 0001193125-04-036324

ProFund VP Consumer Cyclical Fund
File No. 811-08239
Form N-CSR
File via EDGAR and accepted on March 8, 2004
Accession No. 0001193125-04-036324

ProFund VP Consumer Non-Cyclical Fund
File No. 811-08239
Form N-CSR
File via EDGAR and accepted on March 8, 2004
Accession No. 0001193125-04-036324

ProFund VP Energy Fund
File No. 811-08239
Form N-CSR
File via EDGAR and accepted on March 8, 2004
Accession No. 0001193125-04-036324

ProFund VP Financial Fund
File No. 811-08239
Form N-CSR
File via EDGAR and accepted on March 8, 2004
Accession No. 0001193125-04-036324

ProFund VP Healthcare Fund
File No. 811-08239
Form N-CSR
File via EDGAR and accepted on March 8, 2004
Accession No. 0001193125-04-036324

ProFund VP Industrial Fund
File No. 811-08239
Form N-CSR
File via EDGAR and accepted on March 8, 2004
Accession No. 0001193125-04-036324

ProFund VP Money Market Fund
File No. 811-08239
Form N-CSR
File via EDGAR and accepted on March 8, 2004
Accession No. 0001193125-04-036324

ProFund VP Pharmaceuticals Fund
File No. 811-08239
Form N-CSR
File via EDGAR and accepted on March 8, 2004
Accession No. 0001193125-04-036324

ProFund VP Precious Metals Fund
File No. 811-08239
Form N-CSR
File via EDGAR and accepted on March 8, 2004
Accession No. 0001193125-04-036324

ProFund VP Real Estate Fund
File No. 811-08239
Form N-CSR
File via EDGAR and accepted on March 8, 2004
Accession No. 0001193125-04-036324

ProFund VP Rising Rates Opportunity Fund
File No. 811-08239
Form N-CSR
File via EDGAR and accepted on March 8, 2004
Accession No. 0001193125-04-036324

ProFund VP Short OTC Fund
File No. 811-08239
Form N-CSR
File via EDGAR and accepted on March 8, 2004
Accession No. 0001193125-04-036324

ProFund VP Short Small-Cap Fund
File No. 811-08239
Form N-CSR
File via EDGAR and accepted on March 8, 2004
Accession No. 0001193125-04-036324

ProFund VP Technology Fund
File No. 811-08239
Form N-CSR
File via EDGAR and accepted on March 8, 2004
Accession No. 0001193125-04-036324

ProFund VP Telecommunications Fund
File No. 811-08239
Form N-CSR
File via EDGAR and accepted on March 8, 2004
Accession No. 0001193125-04-036324

ProFund VP U.S. Government Plus Fund
File No. 811-08239
Form N-CSR
File via EDGAR and accepted on March 8, 2004
Accession No. 0001193125-04-036324

ProFund VP UltraBull Fund (formerly Bull Plus Fund)
File No. 811-08239
Form N-CSR
File via EDGAR and accepted on March 8, 2004
Accession No. 0001193125-04-036324

ProFund VP UltraMid-Cap Fund
File No. 811-08239
Form N-CSR
File via EDGAR and accepted on March 8, 2004
Accession No. 0001193125-04-036324

ProFund VP UltraOTC Fund
File No. 811-08239
Form N-CSR
File via EDGAR and accepted on March 8, 2004
Accession No. 0001193125-04-036324

ProFund VP UltraSmall-Cap Fund
File No. 811-08239
Form N-CSR
File via EDGAR and accepted on March 8, 2004
Accession No. 0001193125-04-036324

Seligman Portfolios, Inc.:

Communications and Information Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on March 11, 2004
Accession No. 0001015402-04-000905

Frontier Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on March 11, 2004
Accession No. 0001015402-04-000905

Global Technology Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on March 11, 2004
Accession No. 0001015402-04-000905

Small-Cap Value Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on March 11, 2004
Accession No. 0001015402-04-000905

Van Eck Worldwide Insurance Trust:

Worldwide Absolute Return Fund
File No. 811-05083
Form N-CSR
Filed via EDGAR and accepted on March 8, 2004
Accession No. 0000930413-04-000925

Worldwide Emerging Markets Fund
File No. 811-05083
Form N-CSR
Filed via EDGAR and accepted on March 8, 2004
Accession No. 0000930413-04-000936

Worldwide Hard Assets Fund
File No. 811-05083
Form N-CSR
Filed via EDGAR and accepted on March 8, 2004
Accession No. 0000930413-04-000923

Worldwide Real Estate Fund
File No. 811-05083
Form N-CSR
Filed via EDGAR and accepted on March 8, 2004
Accession No. 0000930413-04-000929

                    Canada Life Insurance Company of America
                 Canada Life of America Variable Life Account 1
                            Annual Report Form N-30D
                         File Nos. 811-09667, 333-90449
                                    Prestige

The information required to be contained in this report for the period ending December 31, 2003 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:

The Alger American Fund:

Growth Portfolio
File No. 811-05550
Form N-CSR
Filed via EDGAR and accepted on March 3, 2004
Accession No. 0000930413-04-000802

Leveraged AllCap Portfolio
File No. 811-05550
Form N-CSR
Filed via EDGAR and accepted on March 3, 2004
Accession No. 0000930413-04-000802

MidCap Growth Portfolio
File No. 811-05550
Form N-CSR
Filed via EDGAR and accepted on March 3, 2004
Accession No. 0000930413-04-000802

Small Capitalization Portfolio
File No. 811-05550
Form N-CSR
Filed via EDGAR and accepted on March 3, 2004
Accession No. 0000930413-04-000802

Dreyfus Variable Investment Fund:

Appreciation Portfolio
File No. 811-05125
Form N-CSR
Filed via EDGAR and accepted on February 24, 2004
Accession No. 0000813383-04-000007

Growth and Income Portfolio
File No. 811-05125
Form N-CSR
Filed via EDGAR and accepted on February 24, 2004
Accession No. 0000813383-04-000007

The Dreyfus Socially Responsible Growth Fund, Inc.:

Dreyfus Socially Responsible Growth Fund, Inc.
File No. 811-07044
Form N-CSR
Filed via EDGAR and accepted on March 1, 2004
Accession No. 0000890064-04-000002

Fidelity Variable Insurance Products Fund:

Asset ManagerSM Portfolio
File No. 811-03329
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000356494-04-000004

ContraFund(R) Portfolio
File No. 811-03329
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000356494-04-000004

Growth Portfolio
File No. 811-03329
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000356494-04-000004

Growth Opportunities Portfolio
File No. 811-03329
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000356494-04-000004

High Income Portfolio
File No. 811-03329
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000356494-04-000004

Index 500 Portfolio
File No. 811-03329
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000356494-04-000004

Investment Grade Bond Portfolio
File No. 811-03329
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000356494-04-000004

Money Market Portfolio
File No. 811-03329
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000356494-04-000004

Overseas Portfolio
File No. 811-03329
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000356494-04-000004

Gartmore Variable Insurance Trust:

Gartmore GVIT Developing Markets Fund
File No. 811-03213
Form N-CSR
Filed via EDGAR and accepted on March 11, 2004
Accession No. 0000936329-04-000083

Goldman Sachs Variable Insurance Trust:

Capital Growth Fund
File No. 811-08361
Form N-CSR
Filed via EDGAR and accepted on March 8, 2004
Accession No. 0000950123-04-002976

CoreSM U.S. Equity Fund
File No. 811-08361
Form N-CSR
Filed via EDGAR and accepted on March 8, 2004
Accession No. 0000950123-04-002976

Growth & Income Fund
File No. 811-08361
Form N-CSR
Filed via EDGAR and accepted on March 8, 2004
Accession No. 0000950123-04-002976

Janus Aspen Series:

Flexible Income Portfolio
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000906185-04-000004

International Growth Portfolio
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000906185-04-000004

Seligman Portfolios, Inc.:

Communications and Information Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on March 11, 2004
Accession No. 0001015402-04-000905

Frontier Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on March 11, 2004
Accession No. 0001015402-04-000905

Global Technology Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on March 11, 2004
Accession No. 0001015402-04-000905

Small-Cap Value Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on March 11, 2004
Accession No. 0001015402-04-000905

Van Eck Worldwide Insurance Trust:

Worldwide Absolute Return Fund
File No. 811-05083
Form N-CSR
Filed via EDGAR and accepted on March 8, 2004
Accession No. 0000930413-04-000925

Worldwide Emerging Markets Fund
File No. 811-05083
Form N-CSR
Filed via EDGAR and accepted on March 8, 2004
Accession No. 0000930413-04-000936

Worldwide Hard Assets Fund
File No. 811-05083
Form N-CSR
Filed via EDGAR and accepted on March 8, 2004
Accession No. 0000930413-04-000923

Worldwide Real Estate Fund
File No. 811-05083
Form N-CSR
Filed via EDGAR and accepted on March 8, 2004
Accession No. 0000930413-04-000929